Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Life of Assets Based on Depreciation and Amortization Expense
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Building (1)	$12,513	$12,513
Leasehold improvement (2)	71,468	55,289
Laboratory and production equipment	11,395	5,884
Machinery, equipment and fixtures	7,974	3,704
Construction in progress	2,054	19,773

Property and equipment	105,404	97,163
Less: Accumulated depreciation (3)	(14,779)	(7,086)

Property and equipment, net	$90,625	$90,077